PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Schedule of Useful Lives of Property and Equipment	Depreciation is calculated using the straight-line method over estimated useful lives as follows:

Buildings and building improvements	10 to 40 years
Leasehold improvements	Shorter of lease term or useful life
Equipment and other (including finance leases)	3 to 20 years

	Successor	Predecessor
At December 31,	2025	2024
Land	$929	$370
Buildings	504	889
Equipment and other	872	3,987
	2,305	5,246
Less: Accumulated depreciation	110	3,680
Property and equipment, net	$2,195	$1,566

	Successor	Predecessor
	Period From August 7 - December 31,	Period From January 1 - August 6,	Year Ended December 31,
	2025	2025	2024	2023
Depreciation expense	$97	$189	$364	$383